Acquisitions	6 Months Ended
Jun. 30, 2023
Acquisitions

5. Acquisitions

Acquisition of GameSquare Esports, Inc.

On April 11, 2023, GameSquare Esports, Inc. completed its plan of arrangement with Engine Gaming and Media, Inc. (“Engine”) resulting in Engine acquiring all the issued and outstanding securities of the GameSquare Esports, Inc.

Resulting from the Arrangement, Engine acquired all issued and outstanding GameSquare Esports, Inc. shares based on one GameSquare Esports, Inc. share in exchange for 0.020655 of an Engine common share (the "Exchange Ratio"). Each outstanding option of GameSquare was exchanged for an Engine option entitling the holder to a number of Engine common shares, as adjusted on the basis of the Exchange Ratio, and be subject to exercise thereof in accordance with the terms of the options, including payment of the exercise price, which will also be adjusted based upon the Exchange Ratio. All other material terms of the options will remain the same. Each outstanding restricted share unit of GameSquare will be exchanged for an Engine restricted share unit entitling the holder to a number of Engine common shares, as adjusted on the basis of the Exchange Ratio. All other material terms of the restricted share units will remain the same. Each outstanding warrant of GameSquare will be adjusted pursuant to its governing contractual instrument to entitle the holder to receive, upon due exercise, Engine common shares, adjusted on the basis of the Exchange Ratio.

At completion of the Arrangement Engine Gaming and Media, Inc. changed its name to GameSquare Holdings, Inc.

All transaction costs associated with this acquisition were expensed as incurred. The loss attributed to acquiree’s operations from the acquisition date to April 11, 2023, was $1,687,689, with revenue of $8,440,607.

All transaction costs associated with this acquisition were expensed as incurred. The loss attributed to acquiree’s operations from the acquisition date to June 30, 2023, was $1,687,689, with revenue of $8,440,607.

The following preliminary table summarizes the consideration for the acquisition:

Purchase Price Consideration Paid	#	$

Common shares	6,380,083	39,684,000
Warrants - Equity	877,891	20,000
Options - Vested	237,996	1,210,000
RSUs - Vested	23,339	120,000
	7,519,309	41,034,000

The following table summarizes the preliminary fair value of acquired assets and liabilities acquired as follows:

Net Assets Acquired
Cash	11,278,691
Restricted cash	47,455
Accounts and other receivables	7,464,661
Government remittances	1,064,103
Prepaid expenses and other current assets	744,699
Investment at FVTPL	3,188,749
Property and equipment	128,823
Goodwill	23,710,499
Intangible - Software	5,400,000
Intangible - Brand name	3,230,000
Intangible - Customer relationships	11,000,000
Right-of-use assets	4,042
Accounts payable	(12,578,714)
Accrued liabilities	(2,840,322)
Players liability account	(47,455)
Deferred revenue	(1,195,429)
Promissory notes payable	(450,083)
Warrant liability	(153,275)
Arbitration reserve	(1,469,753)
Lease liabilities	(381,358)
Convertible debt	(7,111,333)
41,034,000